[Letterhead of PFPC Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903]


August 1, 2001


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Attention: Filing Desk
450 Fifth Street, NW
Washington, DC  20549-1004

Re:  Metropolitan West Funds (the "Registrant)
     File Nos.  333-18737 and 811-07989

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectuses and Statements of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 14 (the "Amendment") to the Registration Statement on Form N-1A. This Amendment was filed electronically on July 25, 2001.

Please call the undersigned at (610) 239-4741 with any questions you may have.

Very truly yours,

/s/ Sandra L. Adams
Senior Regulatory Administrator


cc: Scott B. Dubchansky (Metropolitan West Funds)
    David A. Hearth, Esq. (Paul, Hastings, Janofsky & Walker LLP)